2. ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies Tables
Principal foreign exchange rates
	AVERAGE RATE			CLOSING RATE
IN USD	2017	2016	2015	DEC 31, 2017	DEC 31, 2016	DEC 31, 2015

1 CAD	0.7714	0.7552	0.7832	0.7951	0.7446	0.7232